Document and Entity Information	Jun. 10, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 10, 2026
Entity Registrant Name	Sensei Biotherapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39980
Entity Tax Identification Number	83-1863385
Entity Address Address Line 1	701 Tillery Street #12 #1010
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78702
City Area Code	512
Local Phone Number	200-2982
Entity Information Former Legal Or Registered Name	Sensei Biotherapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	SNSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001829802
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1405 Research Blvd
Entity Address Address Line 2	Suite 125
Entity Address City Or Town	Rockville
Entity Address State Or Province	MD